SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation and amortization by asset type

Asset category	Estimated useful life
Buildings and constructions	25-40 years
Machinery and equipment	3-10 years
Leasehold improvements	shorter of the lease term or useful life